Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
Columbia International Dividend Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,425		$ 9,945	$ 10,987	$ 11,669	$ 11,651	$ 11,959	$ 15,042	$ 12,331	$ 14,325	$ 16,892	$ 18,840
Columbia International Dividend Income Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,582	11,717	12,479	12,491	12,848	16,203	13,322	15,506	18,332	20,497
Columbia International Dividend Income Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,596	11,753	12,531	12,559	12,945	16,340	13,455	15,682	18,566	20,787
Columbia International Dividend Income Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,607	11,768	12,560	12,596	12,982	16,397	13,506	15,755	18,664	20,900
Columbia International Dividend Income Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		10,582	11,717	12,479	12,491	12,848	16,203	13,322	15,506	18,332	20,497
MSCI ACWI ex USA Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (Net)
Accumulated Value	10,000		10,292	12,235	12,624	12,212	13,227	16,516	13,292	14,873	17,582	20,293
MSCI ACWI ex USA Value Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Value Index (Net)
Accumulated Value	$ 10,000		$ 10,014	$ 12,046	$ 12,115	$ 11,312	$ 10,956	$ 14,085	$ 12,174	$ 13,952	$ 16,660	$ 19,967